Selected Account Information (Details) - Schedules of receivables - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedules of receivables [Abstract]
Trade accounts receivable	$ 3,235,644	$ 2,691,702
Vendor rebates receivable	12,194	126,118
Credit card payments in process of settlement		116,187	$ 158,924
Retainage	1,029,976	803,989
Total receivables	4,277,814	3,737,996
Allowance for doubtful accounts	(359,000)	(359,000)
Accounts receivable, net	$ 3,918,814	$ 3,378,996